Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2025	2024
Cash at bank and on hand	1,638,612	3,341,738
Total cash and cash equivalents	1,638,612	3,341,738

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2025	2024
CHF	88.77%	80.84%
USD	4.10%	14.90%
EUR	4.46%	2.42%
GBP	2.68%	1.84%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
	2025	2024
External credit rating of counterparty
P-1 / A-1	1,613,227	3,302,810
P-2 / A-1	2,617	6,681
Other	22,654	32,132
Cash on hand	114	115
Total cash and cash equivalents	1,638,612	3,341,738